Deferred Tax Assets and Income Tax Provision (Tables)	12 Months Ended
Aug. 31, 2019
Deferred Tax Assets and Income Tax Provision
Schedule of deferred tax assets
	August 31, 2019	August 31, 2018
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$134,500	$139,000

Less valuation allowance	(134,500)	(139,000)

Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Income Tax Provision
	For the year ended August 31, 2019	For the year ended August 31, 2018

Blended federal statutory income tax rate	21.00%	25.33%

Increase (reduction) in income tax provision resulting from:

Net operating loss (“NOL”) carry-forwards	(21.00)	(25.33)

Effective income tax rate	0.0%	0.0%